ACQUISITION -financial information related to Betabrand (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition, Pro Forma Information [Abstract]
Net revenue	$ 4,317
Gross margin	3,156
Net income	$ 560